TAXES ON INCOME (Schedule of Components of Loss before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Profit (loss) before taxes on income:
Loss before taxes on income	$ (1,878)	$ (8,276)	$ (9,377)	$ (7,049)	$ (10,534)	$ (4,129)	$ (14,663)	$ (3,373)	$ (2,677)
InspireMD, Inc. [Member]
Profit (loss) before taxes on income:
Loss before taxes on income				(2,226)			(7,029)
InspireMD Ltd. [Member]
Profit (loss) before taxes on income:
Loss before taxes on income				(4,814)			(7,636)	(3,115)	(2,624)
InspireMD GmbH [Member]
Profit (loss) before taxes on income:
Loss before taxes on income				$ (9)			$ 2	$ (258)	$ (53)